PREPAYMENTS AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of
	December 31,	As of June 30,
	2025	2026
	US$	US$
Prepayments	310,966	512,989
Deposits (a)	1,320,313	2,164,161
Others	1,202,755	1,668,608
	2,834,034	4,345,758

Note (a): The deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreements. The Group expects to recover the deposits if the programs fail or the agreements are cancelled.